Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Billions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Statement of cash flows [abstract]
Mandatory reserve deposits at central banks	$ 2.4	$ 2.3	$ 3.3